MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policy information [Abstract]
Schedule of subsidiaries other than 100% owned Barrick subsidiaries	Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at
December 31, 2025:

	Place of business	Entity type	Interest[1]	Method[2]
Nevada Gold Mines[3]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,4]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,4]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3,5]	Mali	Subsidiary	80%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Reko Diq Project[3]	Pakistan	Subsidiary	50%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[6]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[6]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[6]	Chile	JV	50%	Equity Method
Porgera Mine[6,7]	Papua New Guinea	JV	24.5%	Equity Method
[1]Unless otherwise noted, all of our JOs are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Loulo-Gounkoto, Pueblo
Viejo and the Reko Diq project and record a non-controlling interest (“NCI”) for the interest that we do not own.
[4]The Government of Tanzania receives half of the economic benefits from the Tanzanian operations (Bulyanhulu and North Mara) from taxes, royalties, clearing fees and participation in all cash distributions made by the mines, after the recoupment of capital investments. Earnings are recorded proportionally based on our equity interests each period in accordance with the terms of the agreement with the Government of Tanzania.
[5]Refer to notes 4 and 35 for details of Loulo-Gounkoto’s developments during 2025.
[6]Barrick has commitments of $893 million relating to its interest in the joint ventures, including purchase obligations disclosed in note 17 and capital commitments disclosed in note 19.
[7]Ownership of Porgera is held in a joint venture owned 51% by Papua New Guinea (“PNG”) stakeholders and 49% by a Barrick affiliate,
Porgera (Jersey) Limited (“PJL”). PJL is jointly owned on a 50/50 basis by Barrick and Zijin Mining Group and therefore Barrick holds a
24.5% ownership interest in the Porgera joint venture. Barrick holds a 23.5% interest in the economic benefits of the mine under the economic benefit sharing arrangement agreed with the PNG government whereby Barrick and Zijin Mining Group together share 47% of the overall economic benefits derived from the mine accumulated over time, and the PNG stakeholders share the remaining 53%.
Schedule of estimated useful lives of major asset categories	Estimated Useful Lives of Major Asset Categories

Buildings, plant and equipment	2 - 38 years
Underground mobile equipment	3 - 7 years
Light vehicles and other mobile equipment	2 - 10 years
Furniture, computer and office equipment	2 - 10 years